Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14: COMMITMENTS AND CONTINGENCIES
In connection with the acquisition of Horamar on January 1, 2008, Navios Logistics recorded liabilities for certain pre-acquisition contingencies that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates by 2021. As of December 31, 2014, the remaining liability related to these pre-acquisition contingencies amounted to $81 ($829 in 2013; $1,039 in 2012) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.

As of December 31, 2014, Navios Logistics had obligations related to the acquisition of three new pushboats, the payment of the deferred considerations for the acquisition of two companies, who hold the right to occupy approximately 53 acres of land located in the Nueva Palmira free zone in Uruguay, and the remaining installments for the acquisition of the chartered-in fleet, consisting of one pushboat and three liquid barges, (see Notes 6, 7, 17) of $15,996, $6,800 and $7,510, respectively. The maturity table below reflects the remaining future payments of these commitments:
Amount in
thousands of
Year	U.S. dollars
2015	$28,380
2016	1,926
Total	$30,306

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2016.
The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate, of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.